Consolidated Statements of Financial Condition (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Statement Of Financial Position [Abstract]
Securities held to maturity, fair value	$ 356,320	$ 409,554
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	85,000,000	85,000,000
Common stock, shares issued	24,000,043	27,325,847
Common stock, shares outstanding	24,000,043	27,325,847